Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Commitments [Line Items]
Rent expense incurred but not paid	$ 5.7	$ 4.4	$ 9.9	$ 7.3	$ 7.8
2014
Other Commitments [Line Items]
Sublease income to be received under-cancelable subleases in 2014			0.4
2015
Other Commitments [Line Items]
Sublease income to be received under-cancelable subleases in 2014			0.3
2016
Other Commitments [Line Items]
Sublease income to be received under-cancelable subleases in 2014			$ 0.3